Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets depreciation rates
%
Computers and software	33
Electronic equipment	15
Office furniture and equipment	6